Marketable securities, Reconciliation of the movement FVOCI (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Reconciliation of the movement FVOCI [Abstract]
Revaluation adjustments	$ (38)	$ (69)	$ (121)	$ (28)
Movement of expected credit losses on assets measured at FVOCI	(7)	(13)	(8)	6
Movement on marketable securities through OCI	$ (45)	$ (82)	$ (129)	$ (22)